ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2019	December 31, 2018
Balance, beginning of year	$126,112	$117,736
Change in estimates	23,362	16,755
Property acquisition and development activity	2,068	1,565
Divestments	(2,760)	(4,585)
Settlements	(16,715)	(11,263)
Accretion expense	5,982	5,904
Balance, end of year	$138,049	$126,112